Harbor International Fund
Harbor International Fund Fund Summary
Investment Objective
The Fund seeks long-term total return, principally from growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Harbor International Fund		Institutional Class	Administrative Class	Investor Class
Redemption Fee	[1]	2.00%	2.00%	2.00%
[1]	applicable to shares held less than 60 days

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor International Fund		Institutional Class	Administrative Class	Investor Class
Management Fees	[1]	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		none	0.25%	0.25%
Other Expenses	[2]	0.04%	0.04%	0.16%
Total Annual Fund Operating Expenses	[2]	0.79%	1.04%	1.16%
Expense Reimbursements	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Expense Reimbursement	[1][2]	0.78%	1.03%	1.15%
[1]	The management fee rate is 0.75% on assets up to $12 billion and 0.65% on assets in excess of $12 billion. The Adviser has contractually agreed to reduce the management fee to 0.63% on assets between $24 billion and $36 billion and to 0.58% on assets over $36 billion through February 28, 2013.
[2]	Other Expenses, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver have been restated to reflect current fees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Harbor International Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional Class	80	251	438	977
Administrative Class	105	330	573	1,270
Investor Class	117	367	637	1,408

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 12%.

Principal Investment Strategy

Principal Style Characteristics: International large cap value oriented stocks

The Fund invests primarily (no less than 65% of its total assets) in common and preferred stocks of foreign companies, including those located in emerging market countries. Companies in the Fund's portfolio generally have market capitalizations in excess of $1 billion at the time of purchase.

The Subadviser uses an analysis of economic and market data, as well as its knowledge of each country's culture, to determine country and industry allocations. Before selecting a country for investment, the Subadviser analyzes the stability of a country's currency and its political, social and economic culture. Subject to these allocations, the Subadviser uses a value oriented, bottom-up approach, researching and evaluating individual companies, to select stocks for the Fund's portfolio.

In selecting stocks for the Fund's portfolio, the Subadviser also looks for companies with the following characteristics:

•	Businesses that the Subadviser believes offer value

•	Low price/earnings multiples relative to other stocks in each country/industry

•	Above average, long-term earnings expectation not reflected in the price

Under normal market conditions, the Fund will invest in a minimum of ten countries throughout the world, focusing on companies located in Europe, the Pacific Basin and emerging industrialized countries whose economies and political regimes appear stable.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The Subadvisers' judgment about the attractiveness, value and potential appreciation of a particular company's stock may be incorrect.

Foreign securities risk: The Fund invests primarily in securities of foreign companies. Because of this, there is a greater risk that the Fund's share price will fluctuate more than if the Fund invested in domestic issuers. Foreign issuers are sometimes less liquid and harder to value than securities of

U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down and the Fund may lose money as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar may reduce the unhedged value of securities denominated in those currencies.

The recent global economic crisis brought several European governments close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as those in Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structure and less developed and more thinly-traded securities markets.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	26.67%	2nd/2009
Worst Quarter	-22.75%	3rd/2011

Average Annual Total Returns — As of December 31, 2011
Average Annual Total Returns - Harbor International Fund	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Institutional Class	(11.13%)	(0.75%)	9.17%	11.60%	Dec. 29, 1987
Institutional Class After Taxes on Distributions	(11.27%)	(0.98%)	8.78%		Dec. 29, 1987
Institutional Class After Taxes on Distributions and Sale of Fund Shares	(7.33%)	(0.47%)	8.22%		Dec. 29, 1987
Administrative Class	(11.35%)	(0.99%)		11.03%	Nov. 01, 2002
Investor Class	(11.44%)	(1.11%)		10.87%	Nov. 01, 2002
MSCI EAFE (ND) (reflects no deduction for fees, expenses or taxes)	(12.14%)	(4.72%)	4.67%	4.64%	Dec. 29, 1987

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the "Return After Taxes on Distributions and Sale of Fund Shares" may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.